Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB71.9 million and RMB72.1 million as of March 31, 2022 and 2023.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

BALANCE SHEETS

	As of March 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	1	2
Prepaid expenses and other current assets	23,195	25,109
Inter-company receivable	73,345	79,393
Non-current assets
Investment in subsidiary	1,610	(18,929)
Total assets	98,151	85,575

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	31,492	35,634
Due to related parties	289	313
Other payables and accrued liabilities	1,382	5,539
Total liabilities	33,163	41,486

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; Nil issued and outstanding as of March 31, 2022 and March 31, 2023, respectively	-	-
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 8,267,793 shares as of March 31, 2022 and 13,567,793 shares as of March 31, 2023	5	9
Additional paid-in capital	152,236	216,504
Accumulated deficit	(88,277)	(175,893)
Accumulated other comprehensive income	1,024	3,469
Total shareholder’s equity	64,988	44,089
Total liabilities and shareholders’ equity	98,151	85,575

STATEMENTS OF COMPREHENSIVE LOSS

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss from equity method investments	(12,618)	(32,350)	(18,396)
Operating expenses	(4,009)	(6,483)	(69,220)
Net loss	(16,627)	(38,833)	(87,616)
Foreign currency translation difference	1,868	(377)	2,445
Comprehensive loss	(14,759)	(39,210)	(85,171)

STATEMENTS OF CASH FLOWS

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(16,627)	(38,833)	(87,616)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity loss of subsidiaries	12,618	32,350	18,396
Share-based compensation and expenses	-	-	63,656
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(8,424)	(1,173)	-
Inter-company payable (i)	12,206	8,000	1,539
Related parties	(23)	-	-
Other payables and accrued liabilities	131	1,269	4,026
Net cash (used in) provided by operating activities	(119)	1,613	1
Effect of exchange rate changes on cash and cash equivalent and restricted cash	125	(1,618)	-
Net change in cash and cash equivalent	6	(5)	1
Cash and cash equivalents, beginning of year	-	6	1
Cash and cash equivalents, end of year	6	1	2

(i)	For the year ended March 31, 2022, UTime HK received the IPO proceeds of RMB88.2 million and made down payment for financing services of RMB19 million on behalf of UTime Limited.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2022 and 2023, respectively.